Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
RMB: 1USD [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Period-end spot rate	0.1547	0.1432	0.1453
Average rate	0.1521	0.142	0.1463
HKD: 1USD [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Period-end spot rate	0.1282	0.129	0.1278
Average rate	0.1282	0.1284	0.1276